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June 02, 2009




U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


Re:  Vanguard Specialized Funds (the Trust)
     File No.  2-88116
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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.



Sincerely,






Barry A. Mendelson

Principal and Senior Counsel

The Vanguard Group, Inc.